Financial instruments - Summary of detailed informatiion of foreign exchange risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ 5,308	$ 6,720
Cash and Cash Equivalents [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	5,380	6,154
Investments [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	0	912
Accounts Payable And Accrued Liabilities [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ (72)	$ (346)